Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Per Share [Abstract]
Basic loss per share (in Dollars per share)	$ (0.15)	$ (0.2)
Diluted loss per share (in Dollars per share)	$ (0.15)	$ (0.2)
Loss after income tax attributable to shareholders (in Dollars)	$ (514,087)	$ (685,892)
Weighted average number of ordinary shares	3,431,434	3,410,434
Weighted average of shares issued during the period	4,083	19,243
Weighted average number of ordinary shares	3,435,517	3,429,677